Summary of Significant Accounting Policies (Details) - Schedule of revisions - FF Intelligent Mobility Global Holdings Ltd [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable	$ 79,385
Vendor payables in trust	105,163
Additional paid-in capital	153,151
Accumulated deficit	(2,235,452)
Noncontrolling interest	(3,049)
Total stockholders’ deficit	(2,085,585)
Consolidated Statement of Operations and Comprehensive Loss
Net (loss) income attributable to noncontrolling interest	(7,605)
Net loss attributable to FF Intelligent Mobility Global Holdings Ltd.	$ (134,590)
Per share information attributable to FF Intelligent Mobility Global Holdings Ltd. – Net loss per ordinary share basic and diluted (in Dollars per share) | $ / shares	$ (3.31)
Total other comprehensive (loss) income attributable to noncontrolling interest	$ (7,605)
Total other comprehensive loss attributable to FF Intelligent Mobility Global Holdings Ltd.	(137,123)
Consolidated Statement of Cash Flows
Transfer of payables to Vendor Trust	(105,163)
Accounts payable	42,031
Accrued expenses and other current liabilities.	(24,881)
Cash flows used in operating activities	(184,981)
Payments for equipment	(4,935)
Cash flows provided by investing activities	24,227
Transfer of payables to Vendor Trust	105,163
Cash flows provided by financing activities	160,482
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable	(10,737)
Vendor payables in trust	10,737
Additional paid-in capital	5,553
Accumulated deficit	(8,602)
Noncontrolling interest	3,049
Total stockholders’ deficit	(3,049)
Consolidated Statement of Operations and Comprehensive Loss
Net (loss) income attributable to noncontrolling interest	8,602
Net loss attributable to FF Intelligent Mobility Global Holdings Ltd.	$ (8,602)
Per share information attributable to FF Intelligent Mobility Global Holdings Ltd. – Net loss per ordinary share basic and diluted (in Dollars per share) | $ / shares	$ (0.21)
Total other comprehensive (loss) income attributable to noncontrolling interest	$ 8,602
Total other comprehensive loss attributable to FF Intelligent Mobility Global Holdings Ltd.	(8,602)
Consolidated Statement of Cash Flows
Transfer of payables to Vendor Trust	(10,737)
Accounts payable	6,198
Accrued expenses and other current liabilities.	(275)
Cash flows used in operating activities	(4,814)
Payments for equipment	2,679
Cash flows provided by investing activities	2,679
Distribution to acquire noncontrolling interest	(8,602)
Transfer of payables to Vendor Trust	10,737
Cash flows provided by financing activities	2,135
Extinguishment of noncontrolling interest	3,049
As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable	68,648
Vendor payables in trust	115,900
Additional paid-in capital	158,704
Accumulated deficit	(2,244,054)
Total stockholders’ deficit	(2,088,634)
Consolidated Statement of Operations and Comprehensive Loss
Net (loss) income attributable to noncontrolling interest	997
Net loss attributable to FF Intelligent Mobility Global Holdings Ltd.	$ (143,192)
Per share information attributable to FF Intelligent Mobility Global Holdings Ltd. – Net loss per ordinary share basic and diluted (in Dollars per share) | $ / shares	$ (3.52)
Total other comprehensive (loss) income attributable to noncontrolling interest	$ 997
Total other comprehensive loss attributable to FF Intelligent Mobility Global Holdings Ltd.	(145,725)
Consolidated Statement of Cash Flows
Transfer of payables to Vendor Trust	(115,900)
Accounts payable	48,229
Accrued expenses and other current liabilities.	(25,156)
Cash flows used in operating activities	(189,795)
Payments for equipment	(2,256)
Cash flows provided by investing activities	26,906
Distribution to acquire noncontrolling interest	(8,602)
Transfer of payables to Vendor Trust	115,900
Cash flows provided by financing activities	162,617
Extinguishment of noncontrolling interest	$ 3,049